Financial instruments	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Financial instruments
19.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2023.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Internal Ratings-Based approach (IRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the IRB approach, the Bank uses internal risk parameter estimates, based on historical experience.

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	April 30, 2024			January 31 2024	October 31 2023
	Revised Basel III			Revised Basel III	Revised Basel III
($ millions)	IRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn (2)(3)	$466,011	$71,930	$537,941	$544,248	$557,552
Undrawn commitments	92,922	6,567	99,489	99,179	103,721
Other exposures (4)	121,098	8,558	129,656	125,987	125,367
Total non-retail	$680,031	$87,055	$767,086	$769,414	$786,640
Retail (5)
Drawn	$290,056	$118,153	$408,209	$401,647	$403,635
Undrawn commitments	108,498	9,187	117,685	115,270	108,354
Other exposures	–	59	59	55	58
Total retail	$398,554	$127,399	$525,953	$516,972	$512,047
Total	$1,078,585	$214,454	$1,293,039	$1,286,386	$1,298,687
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail drawn exposures include government guaranteed and privately insured mortgages and retail loans.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail includes residential mortgages, credit cards, lines of credit, other personal loans and small business treated as other regulatory retail.
Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2023.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of April 30, 2024, 25% (January 31, 2024 – 26%; October 31, 2023 – 26%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 51% (January 31, 2024 – 50%; October 31, 2023 – 49%).
Retail standardized portfolio
The retail standardized portfolio of $127 billion as at April 30, 2024 (January 31, 2024 – $124 billion; October 31, 2023 – $125 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures, $66 billion (January 31, 2024 – $64 billion; October 31, 2023 – $65 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.

(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at April 30, 2024, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $55 million (January 31, 2024 – $61 million; April 30, 2023 – $71 million) in the absence of hedging activity, due primarily from exposure to U.S.
dollars from the Bank’s operations in the U.S. and activities conducted internationally in this currency. The remaining impact is mostly from exposures to Latin American currencies.
A similar change in the Canadian dollar as at April 30, 2024, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $353 million (January 31, 2024 – $345 million; April 30, 2023 – $325 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note 7.
Trading portfolio risk management
Value at Risk (VaR) is a key measure of market risk in the Bank’s trading activities. In conjunction with the Bank’s implementation of the Fundamental Review of the Trading Book (FRTB) in Q1 2024, additional portfolios have been included in the VaR calculation. Prior periods have been restated to reflect this change. The table below shows the Bank’s VaR by risk factor:

	For the three months ended			As at
	April 30, 2024			April 30	January 31	April 30
($ millions)	Average	High	Low	2024	2024	2023
Credit spread plus interest rate	$15.8	$34.3	$10.9	$17.9	$19.3	$19.1
Credit spread	9.6	13.6	6.1	12.3	9.6	7.4
Interest rate	15.4	26.9	7.9	23.0	7.8	17.4
Equities	5.4	8.3	4.0	4.9	4.8	4.3
Foreign exchange	3.9	6.8	1.2	2.5	5.2	4.2
Commodities	2.6	4.1	1.6	1.7	3.4	4.6
Debt specific	3.2	4.2	2.6	2.8	4.0	3.2
Diversification effect	(12.9)	n/a	n/a	(11.0)	(18.2)	(13.5)
Total VaR	$18.0	$24.2	$14.7	$18.8	$18.5	$21.9
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted at a benchmark rate.

The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value (1) Gains/(Losses)			Cumulative change in fair value (2) Gains/(Losses)
	As at			For the three months ended				As at
($ millions)	April 30 2024	January 31 2024	April 30 2023	April 30 2024	January 31 2024	April 30 2023	April 30 2024	January 31 2024	April 30 2023
Liabilities
Senior note liabilities (3)	$32,987	$32,074	$26,935	$1,058	$(4,254)	$2,104	$5,459	$4,401	$6,473
(1)	Change in the difference between the contractual maturity amount and the carrying value.
(2)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(3)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between contractual maturity amount and carrying value	Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)	Cumulative changes in fair value attributable to changes in own credit risk (1) Gains/(Losses)
As at April 30, 2024	$38,446	$32,987	$5,459	$(474)	$(994)
As at January 31, 2024	$36,475	$32,074	$4,401	$(411)	$(520)
As at April 30, 2023	$33,408	$26,935	$6,473	$1,661	$1,800
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s audited consolidated financial statements in the 2023 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.
The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	April 30, 2024 (1)		January 31, 2024 (1)		October 31, 2023 (1)
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$58,631	$58,631	$67,249	$67,249	$90,312	$90,312
Trading assets	132,280	132,280	126,387	126,387	117,868	117,868
Securities purchased under resale agreements and securities borrowed	192,858	192,858	199,061	199,061	199,325	199,325
Derivative financial instruments	44,856	44,856	39,611	39,611	51,340	51,340
Investment securities – FVOCI and FVTPL	112,739	112,739	106,153	106,153	86,253	86,253
Investment securities – amortized cost	30,452	32,045	32,906	34,106	29,816	31,984
Loans	743,991	753,526	733,784	743,892	736,366	750,911
Customers’ liability under acceptances	9,117	9,117	15,998	15,998	18,628	18,628
Other financial assets	24,644	24,644	23,879	23,879	26,614	26,614
Liabilities:
Deposits	935,374	942,028	932,140	939,773	942,112	952,333
Financial instruments designated at fair value through profit or loss	32,987	32,987	32,074	32,074	26,779	26,779
Acceptances	9,205	9,205	16,094	16,094	18,718	18,718
Obligations related to securities sold short	37,780	37,780	43,621	43,621	36,403	36,403
Derivative financial instruments	52,861	52,861	47,134	47,134	58,660	58,660
Obligations related to securities sold under repurchase agreements and securities lent	173,602	173,602	162,115	162,115	160,007	160,007
Subordinated debentures	8,017	8,129	7,896	7,984	9,358	9,693
Other financial liabilities	44,623	45,634	46,496	47,910	49,363	51,302
(1)	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	April 30, 2024				January 31, 2024
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$1,253	$–	$1,253	$–	$807	$–	$807
Trading assets
Loans	–	7,133	8	7,141	–	7,640	–	7,640
Canadian federal government and government guaranteed debt	14,682	2,758	–	17,440	13,847	3,471	–	17,318
Canadian provincial and municipal debt	5,941	3,963	–	9,904	6,423	2,898	–	9,321
U.S. treasury and other U.S. agencies’ debt	12,825	1	–	12,826	10,458	–	–	10,458
Other foreign governments’ debt	716	11,604	–	12,320	1,437	11,385	–	12,822
Corporate and other debt	4,263	6,755	–	11,018	2,957	9,877	–	12,834
Equity securities	59,506	73	4	59,583	53,957	149	5	54,111
Other	–	2,048	–	2,048	–	1,883	–	1,883
	$97,933	$34,335	$12	$132,280	$89,079	$37,303	$5	$126,387
Investment securities (2)
Canadian federal government and government guaranteed debt	$11,531	$6,641	$–	$18,172	$8,255	$8,279	$–	$16,534
Canadian provincial and municipal debt	7,399	7,084	–	14,483	8,141	4,987	–	13,128
U.S. treasury and other U.S. agencies’ debt	38,902	5,037	–	43,939	34,628	5,272	–	39,900
Other foreign governments’ debt	2,749	26,437	–	29,186	3,293	26,355	–	29,648
Corporate and other debt	60	3,119	42	3,221	315	2,445	41	2,801
Equity securities	1,657	334	1,747	3,738	2,034	317	1,791	4,142
	$62,298	$48,652	$1,789	$112,739	$56,666	$47,655	$1,832	$106,153
Derivative financial instruments
Interest rate contracts	$–	$13,779	$–	$13,779	$–	$11,844	$6	$11,850
Foreign exchange and gold contracts	–	24,424	–	24,424	–	21,889	–	21,889
Equity contracts	77	3,660	14	3,751	271	2,778	24	3,073
Credit contracts	–	295	2	297	–	256	2	258
Commodity contracts	–	2,599	6	2,605	–	2,532	9	2,541
	$77	$44,757	$22	$44,856	$271	$39,299	$41	$39,611
Liabilities:
Deposits (3)	$–	$21	$–	$21	$–	$69	$–	$69
Financial liabilities designated at fair value through profit or loss	–	32,987	–	32,987	–	32,074	–	32,074
Obligations related to securities sold short	31,587	6,193	–	37,780	34,957	8,664	–	43,621

Derivative financial instruments
Interest rate contracts	–	21,956	–	21,956	–	19,072	–	19,072
Foreign exchange and gold contracts	–	24,447	–	24,447	–	21,617	–	21,617
Equity contracts	138	3,327	12	3,477	325	3,448	12	3,785
Credit contracts	–	25	1	26	–	25	1	26
Commodity contracts	–	2,946	9	2,955	–	2,628	6	2,634
	$138	$52,701	$22	$52,861	$325	$46,790	$19	$47,134
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $32,045 (January 31, 2024 – $34,106).
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amortized cost.

	As at October 31, 2023
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$937	$–	$937
Trading assets
Loans	–	7,540	4	7,544
Canadian federal government and government guaranteed debt	13,766	3,603	–	17,369
Canadian provincial and municipal debt	5,299	4,154	–	9,453
U.S. treasury and other U.S. agencies’ debt	11,218	–	–	11,218
Other foreign governments’ debt	19	10,626	–	10,645
Corporate and other debt	3,431	7,748	–	11,179
Equity securities	47,665	67	16	47,748
Other	–	2,712	–	2,712
	$81,398	$36,450	$20	$117,868
Investment securities (2)
Canadian federal government and government guaranteed debt	$7,674	$4,713	$–	$12,387
Canadian provincial and municipal debt	3,695	3,451	–	7,146
U.S. treasury and other U.S. agencies’ debt	25,058	3,640	–	28,698
Other foreign governments’ debt	2,527	28,891	–	31,418
Corporate and other debt	–	2,512	40	2,552
Equity securities	2,010	333	1,709	4,052
	$40,964	$43,540	$1,749	$86,253
Derivative financial instruments
Interest rate contracts	$–	$15,942	$–	$15,942
Foreign exchange and gold contracts	–	29,465	2	29,467
Equity contracts	54	3,066	27	3,147
Credit contracts	–	342	2	344
Commodity contracts	–	2,430	10	2,440
	$54	$51,245	$41	$51,340
Liabilities:
Deposits (3)	$–	$(95)	$–	$(95)
Financial liabilities designated at fair value through profit or loss	–	26,779	–	26,779
Obligations related to securities sold short	29,921	6,482	–	36,403

Derivative financial instruments
Interest rate contracts	–	25,079	2	25,081
Foreign exchange and gold contracts	–	28,013	–	28,013
Equity contracts	135	3,106	17	3,258
Credit contracts	–	27	1	28
Commodity contracts	–	2,274	6	2,280
	$135	$58,499	$26	$58,660
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $31,984.
(3)	These amounts represent embedded derivatives bifurcated from structured note liabilities measured at amoritized cost.
Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at April 30, 2024, in the fair value hierarchy comprised of loans
, corporate bonds, equity securities and derivatives.

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2024.
All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at April 30, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)

Trading assets
Loans	$–	$–	$–	$–	$–	$8	$8	$–
Equity securities	5	(1)	–	1	(1)	–	4	(1)
	5	(1)	–	1	(1)	8	12	(1)
Investment securities
Corporate and other debt	41	(4)	(2)	7	–	–	42	(4)
Equity securities	1,791	64	(101)	51	(57)	(1)	1,747	64
	1,832	60	(103)	58	(57)	(1)	1,789	60
Derivative financial instruments – assets
Interest rate contracts	6	–	–	–	–	(6)	–	–
Equity contracts	24	(3)	–	1	–	(8)	14	(3	) (2)
Credit contracts	2	–	–	–	–	–	2	–
Commodity contracts	9	(3)	–	–	–	–	6	(3)

Derivative financial instruments – liabilities
Equity contracts	(12)	(1)	–	–	1	–	(12)	(1	) (2)
Credit contracts	(1)	–	–	–	–	–	(1)	–
Commodity contracts	(6)	(3)	–	–	–	–	(9)	(3)
	22	(10)	–	1	1	(14)	–	(10)
Total	$1,859	$49	$(103)	$60	$(57)	$(7)	$1,801	$49
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended January 31, 2024 and October 31, 2023.

	As at January 31, 2024
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$20	$–	$–	$2	$(14)	$(3)	$5
Investment securities	1,749	1	78	73	(74)	5	1,832
Derivative financial instruments	15	(1)	–	4	(2)	6	22
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2023
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$1	$–	$–	$1	$–	$18	$20
Investment securities	1,807	(11)	3	84	(29)	(105)	1,749
Derivative financial instruments	18	(6)	–	2	–	1	15
Obligations related to securities sold short	(1)	–	–	–	1	–	–
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended April 30, 2024:

•	Trading assets of $3,279 million, investment securities of $1,919 million and obligations related to securities sold short of $510 million were transferred out of Level 2 into Level 1.

•	Trading assets of $994 million, investment securities of $2,497 million and obligations related to securities sold short of $102 million were transferred out of Level 1 into Level 2.
During the three months ended January 31, 2024:

•	Trading assets of $851 million, investment securities of $2,582 million and obligations related to securities sold short of $94 million were transferred out of Level 2 into Level 1.

•	Trading assets of $2,356 million, investment securities of $3,924 million and obligations related to securities sold short of $783 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2023:

•	Trading assets of $1,937 million, investment securities of $2,034 million and obligations related to securities sold short of $149 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,184 million, investment securities of $647 million and obligations related to securities sold short of $279 million were transferred out of Level 1 into Level 2.
There were no significant
transfers into and out of Level 3 during the three months ended April 30, 2024 and January 31, 2024.
During the three months ended October 31, 2023, Investments in equity securities of $108 million were transferred out of Level 3 into Level 2. Transfers were a result of the change in the observability of the price used for valuing the securities.
Level 3 sensitivity
The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2023 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.